Income Taxes - Deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Significant components of the Company's deferred tax assets and liabilities
Accruals	$ 90,222	$ 5,732
Intangible assets	(1,238,128)	(1,438,682)
Depreciation and amortization	5,661,235
Expenses no currently deductible	148,708
Net operating loss carryforwards	57,266	783
Interest expense limitation	25,547
Stock-based compensation	2,505,425
Valuation allowance	$ (7,250,275)
Total deferred tax liability		$ (1,432,167)